Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,646,946	$ 3,514,646	$ 3,152,396
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,646,946	3,514,646	3,152,396
Non-covered loans | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	85,396	100,392	166,780
Non-covered loans | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,571,175	1,531,967	1,551,532
Non-covered loans | Secured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	32,621	35,372	67,967
Non-covered loans | Unsecured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	98,912	105,299	108,761
Non-covered loans | Unsecured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,225	1,444	3,419
Non-covered loans | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,113,141	1,081,016	924,303
Non-covered loans | Secured by commercial properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	29,492	36,255	55,519
Non-covered loans | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	422,220	376,237	260,611
Non-covered loans | Secured by residential properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	2,709	2,995	6,728
Non-covered loans | Residential construction loan
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	67,921	65,079	48,169
Non-covered loans | Residential construction loan | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans			708
Non-covered loans | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	319,461	299,472	232,314
Non-covered loans | Commercial construction loans and land development | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	15,618	19,817	32,362
Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	54,116	55,576	26,706
Non-covered loans | Consumer | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,731	4,509	77
Non-covered loans | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	7,382	4,398	9,463
Loans past Due 60-89 Days	8,095	1,263	449
Loans past Due 90 Days or More	450	1,861	2,131
Total Past Due Loans	15,927	7,522	12,043
Current Loans	3,545,623	3,406,732	2,973,573
Total loans	3,646,946	3,514,646	3,152,396
Accruing Loans Past Due 90 Days or More	2	534	2,000
Non-covered loans | Bank | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	85,396	100,392	166,780
Non-covered loans | Bank | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	4,492	2,171	7,844
Loans past Due 60-89 Days	4,914	277	348
Loans past Due 90 Days or More	379	1,354	2,131
Total Past Due Loans	9,785	3,802	10,323
Current Loans	1,528,769	1,492,793	1,473,242
Total loans	1,571,175	1,531,967	1,551,532
Accruing Loans Past Due 90 Days or More	1	272	2,000
Non-covered loans | Bank | Secured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	32,621	35,372	67,967
Non-covered loans | Bank | Unsecured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	88	333	3
Loans past Due 60-89 Days	1	9
Loans past Due 90 Days or More		60
Total Past Due Loans	89	402	3
Current Loans	97,598	103,453	105,339
Total loans	98,912	105,299	108,761
Accruing Loans Past Due 90 Days or More		59
Non-covered loans | Bank | Unsecured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,225	1,444	3,419
Non-covered loans | Bank | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	205	192	714
Loans past Due 90 Days or More		132
Total Past Due Loans	205	324	714
Current Loans	1,083,444	1,044,437	868,070
Total loans	1,113,141	1,081,016	924,303
Non-covered loans | Bank | Secured by commercial properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	29,492	36,255	55,519
Non-covered loans | Bank | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	1,976	1,045	755
Loans past Due 60-89 Days	49	36	101
Loans past Due 90 Days or More	70	203
Total Past Due Loans	2,095	1,284	856
Current Loans	417,416	371,958	253,027
Total loans	422,220	376,237	260,611
Accruing Loans Past Due 90 Days or More		203
Non-covered loans | Bank | Secured by residential properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	2,709	2,995	6,728
Non-covered loans | Bank | Residential construction loan
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	381	415
Total Past Due Loans	381	415
Current Loans	67,540	64,664	47,461
Total loans	67,921	65,079	48,169
Non-covered loans | Bank | Residential construction loan | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans			708
Non-covered loans | Bank | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days		41	63
Loans past Due 60-89 Days	3,121	881
Loans past Due 90 Days or More		112
Total Past Due Loans	3,121	1,034	63
Current Loans	300,722	278,621	199,889
Total loans	319,461	299,472	232,314
Non-covered loans | Bank | Commercial construction loans and land development | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	15,618	19,817	32,362
Non-covered loans | Bank | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	240	201	84
Loans past Due 60-89 Days	10	60
Loans past Due 90 Days or More	1
Total Past Due Loans	251	261	84
Current Loans	50,134	50,806	26,545
Total loans	54,116	55,576	26,706
Accruing Loans Past Due 90 Days or More	1
Non-covered loans | Bank | Consumer | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,731	$ 4,509	$ 77